Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Balance - beginning of year, Number	3,104,222	3,104,222
Shares issued for milestone achievement (note 4), Number	145,312	0
Balance - end of year, Number	3,249,534	3,104,222
Balance - beginning of year	$ 979,849	$ 979,849
Shares issued for milestone achievement (note 4)	1,313	0
Balance - end of year	$ 981,162	$ 979,849